PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2019, 2020 and 2021 consisted of the following:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computer and office equipment	23,052	25,266	18,998
Furniture and fixtures	1,798	2,277	2,857
Motor vehicles	327	263	938
Leasehold improvement	440	1,012	2,141
Buildings	-	-	4,702
Property and Equipment	25,617	28,818	29,636
Less: Accumulated depreciation	16,525	21,098	15,542
Property and Equipment, net	9,092	7,720	14,094

Depreciation expenses were RMB5,184 RMB4,721 and RMB5,507 for the years ended December 31, 2019, 2020 and 2021, respectively.

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	1,211	1,377	1,404
Research and development expenses	1,034	538	1,395
Selling and marketing expenses	1,669	1,449	1,703
General and administrative expenses	1,270	1,357	1,005
Total depreciation expenses	5,184	4,721	5,507